Lease Arrangements - Summary of Finance Lease Receivable (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Presentation Of Leases For Lessee [Abstract]
Net finance lease receivable	£ 33	£ 49